UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Ohio Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Ohio - 100.6%    $  10,820    ABN AMRO MuniTops Certificates Trust, Ohio, GO, VRDN, Series 2003-34, 3.95% due
                              12/01/2011 (d)(g)                                                                       $    10,820

                     5,000    ABN AMRO MuniTops Certificates Trust, Ohio, GO, VRDN, Series 2004-23, 3.95%
                              due 12/01/2011 (c)(g)                                                                         5,000

                     5,000    ABN AMRO MuniTops Certificates Trust, Ohio, VRDN, Series 2004-4, 3.95% due
                              6/01/2012 (a)(g)                                                                              5,000

                     7,595    ABN AMRO MuniTops Certificates Trust, South-Western City, Ohio, School District
                              Revenue Bonds, VRDN, Series 2001-7, 3.95% due 12/01/2007 (a)(g)                               7,595

                     4,930    ABN AMRO MuniTops Certificates Trust, Westerville, Ohio, City School District,
                              VRDN, Series 2001-3, 3.95% due 6/01/2009 (b)(g)                                               4,930

                     1,985    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 3.95% due
                              12/01/2020 (c)(g)                                                                             1,985

                       240    American Municipal Power, Inc., Ohio, BAN, 3.70% due 12/06/2007                                 240

                       380    American Municipal Power, Inc., Ohio, BAN (Versailles Project), 3.75% due 11/15/2007            380

                       175    American Municipal Power, Inc., Ohio, BAN (Yellow Springs Project), 3.75% due 11/01/2007        175

                       980    American Municipal Power, Inc., Ohio, RAN, 3.65% due 11/01/2007                                 980

                     1,380    American Municipal Power, Inc., Ohio, Revenue Refunding Bonds (Combustion Turbine
                              Project), VRDN, 3.94% due 3/01/2023 (g)                                                       1,380

                       500    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                              Center Project), VRDN, 3.93% due 12/01/2007 (g)                                                 500

                     1,010    Avon, Ohio, Local School District, School Construction, GO, BAN, 4.125% due 1/11/2008         1,015

                     1,020    Barberton, Ohio, Various Purpose Improvement Notes, GO, 4.25% due 11/15/2007                  1,025


Portfolio Abbreviations

To simplify the listings of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
VRDN       Variable Rate Demand Notes



CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Ohio             $   2,515    Barberton, Ohio, Various Purpose Improvement Notes, GO, Refunding, VRDN, 5%
(concluded)                   due 4/10/2007 (g)                                                                       $     2,524

                       380    Brunswick, Ohio, GO (Traffic Signal Project), BAN, 3.85% due 12/05/2007                         381

                     2,265    Brunswick, Ohio, Storm Water Drainage System Notes, GO, 4.75% due 5/22/2007                   2,274

                     7,930    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 3.92% due
                              9/01/2020 (g)                                                                                 7,930

                       130    Butler County, Ohio, GO (Jail Rehab), BAN, 4.40% due 9/20/2007                                  131

                     6,895    Butler County, Ohio, Hospital Facilities Revenue Bonds, PUTTERS, VRDN, Series 1596,
                              3.95% due 5/15/2014 (c)(g)                                                                    6,895

                     1,000    Butler County, Ohio, Road Improvement, GO, BAN, 4.50% due 8/10/2007                           1,004

                       625    Celina, Ohio, GO, Refunding, BAN, 4.25% due 11/14/2007                                          628

                     3,250    Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN, Series 315, 3.97% due
                              6/01/2010 (d)(g)                                                                              3,250

                     5,750    Cincinnati, Ohio, City School District, GO, Refunding, MERLOTS, VRDN, Series D04,
                              3.95% due 12/01/2027 (c)(g)                                                                   5,750

                     3,700    Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series D-1, 3.91%
                              due 12/01/2015 (g)                                                                            3,700

                     3,330    Columbus, Ohio, City School District, GO, Refunding, PUTTERS, VRDN, Series 1488,
                              3.97% due 6/01/2014 (d)(g)                                                                    3,330

                     8,035    Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                              (West Bay Apartments Project), VRDN, AMT, 4.02% due 12/01/2034 (g)                            8,035

                    10,000    Columbus, Ohio, Regional Airport Authority, Senior Capital Funding Revenue Bonds
                              (Oasbo Expanded Asset Pooled Financing Program), VRDN, 3.93% due 7/01/2035 (g)               10,000

                     4,375    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                              VRDN, 3.99% due 6/01/2022 (g)                                                                 4,375

                     3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 3.93% due
                              7/01/2031 (g)                                                                                 3,000

                     4,425    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (A.M. McGregor Home
                              Project), VRDN, 3.94% due 1/01/2034 (g)                                                       4,425

                     2,615    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                              Facilities), VRDN, 3.98% due 7/01/2012 (g)                                                    2,615

                     4,680    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                              System), VRDN, 3.93% due 11/01/2030 (g)                                                       4,680

                       230    Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN, AMT, 4.06% due
                              6/03/2009 (g)                                                                                   230

                       145    Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN, 4.06% due
                              5/05/2010 (g)                                                                                   145

                       790    Cuyahoga County, Ohio, IDR, Refunding (Curtiss Wright Project), VRDN, 4.03% due
                              12/01/2008 (g)                                                                                  790

                     1,590    Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc. Project), VRDN, AMT,
                              3.99% due 12/01/2011 (g)                                                                      1,590

                       750    Deerfield Township, Ohio, GO, BAN, Series B, 3.75% due 11/29/2007                               750

                     3,460    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                              Series A, 3.92% due 12/01/2022 (g)                                                            3,460

                     2,720    Dover, Ohio, Various Purpose Improvement Notes, GO, VRDN, 5% due 4/05/2007 (g)                2,730

                     1,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, COP, VRDN,
                              Series 2006-0155, Class A, 3.96% due 12/15/2032 (d)(g)                                        1,000

                     2,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                              Series 2004-34, Class A, 3.96% due 12/01/2031 (d)(g)                                          2,000

                     4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98,
                              Class 3501, 3.96% due 1/01/2021 (g)                                                           4,000

                     2,525    Erie County, Ohio, BAN, 4.25% due 9/27/2007                                                   2,537

                     1,900    Euclid, Ohio, GO, BAN, 4.50% due 5/31/2007                                                    1,905

                       560    Fairborn, Ohio, GO (Fire Station), BAN, 4.25% due 11/01/2007                                    563

                     2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 3.98%
                              due 5/01/2007 (g)                                                                             2,500

                     4,750    Franklin County, Ohio, Revenue Bonds (Trinity Health Credit), VRDN, Series F,
                              3.95% due 12/01/2030 (g)                                                                      4,750

                       230    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 4.06% due 9/01/2016 (g)          230

                     4,800    Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 3.95% due
                              11/01/2021 (g)                                                                                4,800

                     1,050    Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's Hospital
                              Medical Center), VRDN, 3.91% due 5/15/2028 (g)                                                1,050

                     1,145    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 3.91% due 12/01/2026 (g)           1,145

                     3,200    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                              Redevelopment Corporation Project), VRDN, 3.96% due 8/01/2036 (g)                             3,200

                     5,915    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                              AMT, Series A, 3.97% due 1/01/2031 (g)                                                        5,915

                     1,568    Huber Heights, Ohio, GO, Refunding, BAN (Utility Improvements), 4.25% due 8/16/2007           1,574

                       615    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 4.06% due 12/01/2014 (g)               615

                     2,440    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 3.98% due
                              12/01/2016 (g)                                                                                2,440

                     1,000    Indian Lake, Ohio, Local School District, School Construction, GO, BAN, 4.20% due
                              5/24/2007                                                                                     1,002

                     1,105    Jackson, Ohio, Hospital Facilities, Revenue Refunding Bonds (Consolidated Health
                              System-Holzer Hospital), VRDN, 3.94% due 10/01/2029 (e)(g)                                    1,105

                     1,350    Kent, Ohio, GO, BAN, 4.25% due 10/18/2007                                                     1,357

                     4,955    Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital Project),
                              VRDN, 3.93% due 12/01/2029 (g)                                                                4,955

                     1,500    Lake County, Ohio, Various Purpose, GO, VRDN, 5% due 7/23/2007 (g)                            1,508

                       670    Lancaster, Ohio, Street Improvements, GO, BAN, 4.25% due 10/17/2007                             673

                     2,000    Lehman Municipal Trust Receipts, Ohio State HFA, FLOATS, VRDN, AMT, Series 2006-K25,
                              4.08% due 9/01/2031 (g)                                                                       2,000

                     2,100    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 4.06% due 11/01/2021 (g)      2,100

                       915    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT,
                              3.97% due 5/01/2010 (g)                                                                         915

                        25    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project), VRDN,
                              4.08% due 12/01/2007 (g)                                                                         25

                       945    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Inc.-Northwest Ohio Project), VRDN,
                              4.08% due 6/02/2014 (g)                                                                         945

                     1,590    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 4.06% due
                              12/01/2032 (g)                                                                                1,590

                       830    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                              4.03% due 2/01/2017 (g)                                                                         830

                     5,825    Marion, Ohio, GO, BAN, 4.25% due 10/17/2007                                                   5,853

                     1,295    Marion, Ohio, GO, BAN (Legacy Crossing), 4.50% due 5/03/2007                                  1,298

                       516    Marion, Ohio, GO, BAN (Menard Capital Improvements), 4.15% due 10/23/2007                       518

                     6,975    Marysville, Ohio, Tax Increment Financing Revenue Refunding Bonds, 3.80% due 9/12/2007        6,975

                     1,230    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 4.16% due 11/01/2018 (g)          1,230

                       982    Massillon, Ohio, GO, BAN (Lincoln Center), 4.125% due 11/13/2007                                986

                       790    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 4.06% due
                              9/01/2012 (g)                                                                                   790

                     1,265    Middletown, Ohio, GO (Union Road Improvements), VRDN, 4.25% due 11/01/2007 (g)                1,271

                       600    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 3.98%
                              due 4/01/2011 (g)                                                                               600

                     2,195    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (Kettering Affiliated
                              Project), VRDN, 3.98% due 5/01/2022 (g)                                                       2,195

                     1,465    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South Community Inc.
                              Project), VRDN, 4.03% due 9/01/2014 (g)                                                       1,465

                     1,270    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                              4.20% due 12/01/2013 (g)                                                                      1,270

                     5,260    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                              Apartments), VRDN, AMT, 3.99% due 12/01/2027 (g)                                              5,260

                     1,400    Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                              Series A, 3.95% due 11/15/2022 (g)                                                            1,400

                     1,210    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Ohio State
                              Turnpike Commission), VRDN, Series 2000-104, Class A, 3.95% due 11/14/2017 (c)(g)(h)          1,210

                     2,690    Muskingum County, Ohio, Various Purpose, GO, BAN, 4.50% due 7/17/2007                         2,698

                       550    Newark, Ohio, GO, BAN (Evans Boulevard Construction), 4.50% due 10/10/2007                      553

                     1,730    North Central Local School District, Ohio, BAN, 4.50% due 6/22/2007                           1,737

                     1,575    Oakwood, Ohio, Go, BAN (Land Acquisition), 4.25% due 10/17/2007                               1,583

                     3,980    Ohio HFA, Mortgage Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series A02,
                              3.99% due 3/01/2036 (f)(g)                                                                    3,980

                     4,800    Ohio State Air Quality Development Authority, PCR (Ohio Edison Company), VRDN, AMT,
                              Series C, 3.93% due 9/01/2018 (g)                                                             4,800

                     1,600    Ohio State Air Quality Development Authority, PCR, Refunding (Ohio Edison Company),
                              VRDN, Series C, 3.92% due 6/01/2023 (g)                                                       1,600

                     2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                              Gas and Electric), VRDN, Series A, 4.08% due 9/01/2030 (g)                                    2,100

                     2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                              Gas and Electric), VRDN, Series B, 4.11% due 9/01/2030 (g)                                    2,100

                     9,500    Ohio State, GO, PUTTERS, VRDN, Series 306, 3.97% due 11/01/2018 (g)                           9,500

                     2,215    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                              Nazareth College Project), VRDN, 3.98% due 9/01/2009 (g)                                      2,215

                       790    Ohio State Higher Educational Facilities Commission, Revenue Refunding Bonds
                              (Pooled Financing), VRDN, 3.98% due 12/01/2016 (g)                                              790

                     2,700    Ohio State, IDR (University Forest Products Project), VRDN, AMT, 4.07% due 10/01/2020 (g)     2,700

                     3,000    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN, AMT,
                              3.93% due 8/01/2034 (g)                                                                       3,000

                     6,205    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN, AMT,
                              3.93% due 8/01/2034 (g)                                                                       6,205

                     5,200    Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project), VRDN, AMT,
                              Series 90, 4.02% due 8/01/2034 (g)                                                            5,200

                     3,200    Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT,
                              4.17% due 11/01/2035 (g)                                                                      3,200

                     5,000    Ohio State Solid Waste, Revenue Refunding Bonds (BP Products of North America), VRDN,
                              AMT, 3.93% due 8/01/2034 (g)                                                                  5,000

                     2,850    Ohio State University, General Receipts Revenue Bonds, VRDN, Series B, 3.95% due
                              6/01/2035 (g)                                                                                 2,850

                    12,600    Ohio State Water Development Authority, Pollution Control Facilities Revenue
                              Refunding Bonds (FirstEnergy Nuclear Generation Corporation Project), VRDN,
                              Series B, 3.87% due 12/01/2033 (g)                                                           12,600

                     1,000    Olmsted Falls, Ohio, GO, BAN, 3.90% due 10/18/2007                                            1,002

                       920    Painesville, Ohio, GO, BAN, Series 3, 4.25% due 11/13/2007                                      925

                       440    Paulding Village, Ohio, GO, BAN, 4.50% due 9/13/2007                                            442

                     1,134    Perrysburg, Ohio, GO, BAN, 4.50% due 8/09/2007                                                1,138

                     6,100    Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
                              Development Revenue Bonds (Springdale Public Infrastructure), VRDN, 3.65% due
                              2/01/2031 (g)                                                                                 6,100

                       715    Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project), VRDN,
                              Series B, 4.06% due 5/02/2016 (g)                                                               715

                       810    Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong Project),
                              VRDN, Series A, 4.06% due 5/02/2011 (g)                                                         810

                     1,260    Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties One Ltd.),
                              VRDN, AMT, 4.20% due 11/01/2012 (g)                                                           1,260

                       913    Richland County, Ohio, Bridge and Road Improvement, GO, 4.75% due 8/07/2007                     918

                       225    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN, AMT,
                              Series A, 4.06% due 9/01/2007 (g)                                                               225

                     1,265    Seven Hills, Ohio, GO, Refunding, BAN (Street Improvements), 4.25% due 12/06/2007             1,272

                     2,550    Shaker Heights, Ohio, GO, Refunding, BAN, Series A, 4.75% due 5/11/2007                       2,559

                     1,360    Sharonville, Ohio, GO, BAN, 4.50% due 8/14/2007                                               1,365

                       625    Springdale, Ohio, GO, BAN, 4.25% due 10/11/2007                                                 628

                       685    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 4.13%
                              due 2/01/2010 (g)                                                                               685

                     1,700    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                              VRDN, AMT, 4.06% due 12/01/2011 (g)                                                           1,700

                       545    Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT, 4.06% due
                              7/01/2018 (g)                                                                                   545

                     2,500    Summit County, Ohio, Port Authority Revenue Bonds (Compost Services, Inc. Project),
                              VRDN, AMT, 4.06% due 4/01/2021 (g)                                                            2,500

                     2,745    Tiffin, Ohio, Sanitary Sewer Improvement Notes, GO, Series 3, 4.25% due 3/01/2007             2,748

                     3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 3.97% due
                              12/01/2011 (c)(g)                                                                             3,500

                     3,875    Trotwood, Ohio, GO, BAN, 4.50% due 9/27/2007                                                  3,899

                     1,275    Trotwood, Ohio, Real Estate Acquisition, GO, BAN, 5% due 3/23/2007                            1,279

                     1,900    Trumbull County, Ohio, GO, BAN (County Building Improvements), 4.55% due 4/04/2007            1,905

                     3,500    Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN, AMT,
                              4.06% due 4/01/2013 (g)                                                                       3,500

                     2,000    Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN, AMT, 4.06% due
                              4/01/2017 (g)                                                                                 2,000

                     6,000    University of Toledo, Ohio, General Receipts Revenue Refunding Bonds, VRDN,
                              3.93% due 6/01/2032 (c)(g)                                                                    6,000

                       625    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 4.13% due 5/01/2016 (g)         625

                       705    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                              4.06% due 4/01/2011 (g)                                                                         705

                     2,955    Van Wert County, Ohio, GO, BAN (Capital Facilities), 4.25% due 12/13/2007                     2,973

                     1,000    Vermilion, Ohio, GO, BAN, 4.50% due 7/26/2007                                                 1,003

                       500    Wapakoneta, Ohio, BAN, 4% due 11/14/2007                                                        501

                     1,085    Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN, AMT, 4.03% due
                              12/01/2025 (g)                                                                                1,085

                     3,400    West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                              Streets Project), VRDN, 4.01% due 12/01/2021 (g)                                              3,400

                       655    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 4.30% due 6/01/2009 (g)          655

                       210    Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT, 4.13% due
                              8/01/2010 (g)                                                                                   210

                     1,405    Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT, 4.01% due 9/01/2016 (g)             1,405

                       385    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 4.13% due
                              5/01/2010 (g)                                                                                   385

                              Total Investments (Cost - $354,175*) - 100.6%                                               354,175
                              Liabilities in Excess of Other Assets - (0.6%)                                              (2,230)
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   351,945
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Radian Insured.

(f) GNMA Collateralized.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Ohio Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007